ASSETS HELD FOR SALE (Tables)	12 Months Ended
Dec. 31, 2019
Discontinued Operations and Disposal Groups [Abstract]
Assets and Liabilities Classified as Held for Sale
At December 31, 2019, the related assets and liabilities in the Power and Storage segment were classified as held for sale as follows:

(millions of Canadian $)

Assets held for sale
Inventories	11
Other current assets	3
Plant, property and equipment	2,502
Equity investments	276
Intangible and other assets	15
Total assets held for sale	2,807
Liabilities related to assets held for sale
Other long-term liabilities	8
Total liabilities related to assets held for sale[1]	8
1
Included in Accounts payable and other on the Consolidated balance sheet.